Note 17 - Share Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	Exercise price	Number of shares issued or issuable on exercise
Balance at January 1, 2024	$14.00	193,142
Granted	3.22	1,028,923
Expired	10.02	(34,953)
Forfeited / Cancelled	12.91	(16,749)
Balance at December 31, 2024	$4.61	1,170,363
Granted	2.00	2,794,000
Expired	12.94	(21,297)
Exercised (Share price at $2.31)	2.57	(15,340)
Forfeited / Cancelled	1.97	(16,000)
Balance at December 31, 2025	$2.72	3,911,726

Disclosure of range of exercise prices of outstanding share options [text block]

	Options Outstanding			Options Exercisable
Exercise price	Number of shares issuable on exercise	Weighted average remaining life (Years)	Weighted average exercise price	Number of shares issuable on exercise	Weighted average exercise price
$1.97	2,653,000	2.83	$1.97	-	$1.97
2.00	16,667	2.04	2.00	-	2.00
2.60	125,000	2.00	2.60	-	2.60
3.24	746,916	2.12	3.24	369,955	3.24
3.28	250,000	1.66	3.28	250,000	3.28
9.60	56,423	1.19	9.60	37,616	9.60
12.84	15,000	1.86	12.84	15,000	12.84
21.60	41,428	1.05	21.60	41,428	21.60
24.84	7,292	0.29	24.84	7,292	24.84
Total	3,911,726	2.52	$2.72	721,291	$5.06

		Options Outstanding		Options Exercisable
Exercise price	Number of shares issuable on exercise	Weighted average remaining life (Years)	Weighted average exercise price	Number of shares issuable on exercise	Weighted average exercise price
$2.00	25,000	3.04	$2.00	-	$2.00
3.24	753,923	3.12	3.24	-	3.24
3.28	250,000	2.66	3.28	62,500	3.28
9.60	56,425	2.19	9.60	18,808	9.60
10.08	10,185	0.52	10.08	10,185	10.08
10.44	6,944	0.66	10.44	6,944	10.44
12.84	15,000	2.87	12.84	10,000	12.84
21.60	44,205	2.05	21.60	29,470	21.60
24.84	7,292	1.29	24.84	7,292	24.84
29.16	1,389	0.13	29.16	1,389	29.16
Total	1,170,363	2.88	$4.61	146,588	$10.56

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
Number of Units	December 31, 2025	December 31, 2024
Balance at January 1,	157,085	154,041
Granted	271,000	33,891
Exercised	-	(18,568)
Expired	-	(12,279)
Balance	428,085	157,085
Number of Units	December 31, 2025	December 31, 2024
Balance at January 1,	26,975	133,288
Granted	179,000	26,235
Exercised	(26,975)	(130,414)
Forfeited / Cancelled	-	(2,134)
Balance	179,000	26,975
Number of Units	December 31, 2025	December 31, 2024
Balance at January 1,	-	8,507
Exercised	-	(2,083)
Expired / Cancelled	-	(6,424)
Balance	-	-